Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans (Textual)
Employee group contributed, amount	¥ 57,090	¥ 47,955	¥ 45,467
Minimum [Member]
Employee Benefit Plans (Textual)
Percentage of employees contribution	10.00%
Maximum [Member]
Employee Benefit Plans (Textual)
Percentage of employees contribution	22.00%